Note 7 - Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
7	Related party transactions and balances

Directors and officers are eligible to participate in the Company’s long-term incentive plans. No stock options have been granted to directors and officers of the Company since March 31, 2020 (note 8(c)).

During the year ended December 31, 2022, the Company issued 144,693 DSUs (2021 – 16,557) to directors in lieu of director fees. The directors’ DSUs vest fully after one year.

During the year ended December 31, 2022, the Company issued 1,176,789 (2021 – 432,286) RSUs to officers of the Company in lieu of cash bonuses. The officers’ RSUs vest fully over a period of six to 36 months.

●	Transactions with executive personnel

The key management personnel of the Company are the officers and the directors. The remuneration of executive personal during the years ended December 31, 2022 and 2021 was as follows:

	2022	2021

Executive compensation and benefits	$1,793,894	$1,418,101
Share-based compensation	1,046,371	588,925

	2,840,265	2,007,026